Form N-1A Cover	Mar. 19, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 19, 2026
Prospectus Date	Jan. 28, 2026